Fees Summary	Nov. 05, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,302,100,000.00
Previously Paid Amount	0.00
Total Fee Amount	179,820.01
Total Offset Amount	0.00
Net Fee	$ 179,820.01
Narrative - Max Aggregate Offering Amount | shares	1,000,000,000
Final Prospectus	true